Note 11 - Financial Instruments - Amount Recognized in Statement of Comprehensive (Loss) Income Derivative Financial Instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Total	$ (849)	$ 1,487
Interest Rate Swap [Member]
Derivative instruments, changes in fair value	(1,332)
Interest rate swaps– realized loss	(25)	(147)
The 2014 Warrants [Member]
Derivative instruments, changes in fair value		1,634
Class B Warrants [Member]
Derivative instruments, changes in fair value	$ 508